CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (10,405,903)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	8,520,049
Interest earned on marketable securities held in Trust Account	(1,729)
Changes in operating assets and liabilities:
Prepaid expenses	(14,331)
Accounts payable and accrued expenses	1,458,881
Net cash (used in) operating activities	(443,033)
Cash Flows from Financing Activities:
Net Change in Cash	(443,033)
Cash - Beginning of period	1,034,163
Cash - End of period	591,130
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Change in value of Class A common stock subject to possible redemption	$ 10,405,900